Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Proprietary software products and related services	$ 659,470	$ 632,986	$ 509,109
Software services and other	1,912,887	1,771,390	1,424,809
Total revenues	2,572,357	2,404,376	1,933,918
Cost of revenues:
Proprietary software products and related services	344,374	350,788	284,325
Software services and other	1,605,518	1,489,729	1,202,160
Total cost of revenues	1,949,892	1,840,517	1,486,485
Gross profit	622,465	563,859	447,433
Research and development expenses, net	72,129	65,858	52,604
Selling, marketing, general and administrative expenses	317,956	289,985	224,188
Capital gain from realization of a Matrix IT’s subsidiary	44,260
Operating income	276,640	208,016	170,641
Financial expenses	27,216	29,994	29,444
Financial income	7,286	5,989	2,559
Pre-tax income before share of profits of companies accounted for at equity, net	256,710	184,011	143,756
Share of profits (loss) of companies accounted for at equity, net	(1,808)	505	1,535
Taxes on income	55,235	42,614	31,269
Net income	199,667	141,902	114,022
Attributable to:
Equity holders of the Company	81,393	54,585	46,776
Non-controlling interests	118,274	87,317	67,246
Net income	$ 199,667	$ 141,902	$ 114,022
Net earnings per share attributable to equity holders of The Company
Basic earnings per share (in Dollars per share)	$ 5.31	$ 3.57	$ 3.05
Diluted earnings per share (in Dollars per share)	$ 5.21	$ 3.5	$ 3.01